RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Related Party Transactions Details Narrative
Consulting fees	$ 6,000	$ 3,000
Due to related parties	$ 17,750		$ 17,500	$ 24,590
Advanced form related party transactions			$ 17,500